Stockholders' Equity / Members' Deficit and Noncontrolling Interests - Additional Information (Details)												1 Months Ended	2 Months Ended		3 Months Ended		12 Months Ended
	Mar. 21, 2025 USD ($) $ / shares shares	Dec. 31, 2024 Aircraft $ / shares shares	Aug. 14, 2024 USD ($) shares	Aug. 08, 2024 USD ($) Vote $ / shares shares	Mar. 04, 2024 USD ($) Vote $ / shares shares	Jan. 09, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	Dec. 26, 2023 USD ($) $ / shares shares	Jul. 31, 2025	Sep. 30, 2025	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Aircraft $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 27, 2023 USD ($) $ / shares shares	May 10, 2024 shares	Mar. 26, 2024 Aircraft
Capital Unit [Line Items]
Total number of shares authorized (in shares)										350,000,000									350,000,000
Preferred stock, shares authorized (in shares)		25,000,000												25,000,000	25,000,000		25,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001												$ 0.0001	$ 0.0001		$ 0.0001
Loss on extinguishment of debt | $															$ (4,161,000)	$ 0	$ 0	$ 14,843,000
Exercise price (in dollars per share) | $ / shares	$ 0.01				$ 0.01					$ 11.5									$ 11.5
Common stock voting rights															The holders of Class A Common Stock and Class B Common Stock will vote together as a single class on all matters submitted to the stockholders for their vote or approval except as required by law or as provided in the Charter.
Net income (loss) attributable to noncontrolling interest | $								$ (92,000)							$ (40,000)	$ (5,450,000)	$ (7,037,000)	$ (8,983,000)	$ (8,891,000)
Exchange of ownership interest, number of aircrafts and related entities | Aircraft		11															11				7
Total ownership after exchange of ownership interest		1															1				1
Gain (loss) on exchange of ownership interest | $															$ 0		$ 0
Previously Reported [Member]
Capital Unit [Line Items]
Total number of shares authorized (in shares)										325,000,000									325,000,000
Public Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)										7,066,668									7,066,668	2,521,569
Private Placement Warrants
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)										4,333,333									4,333,333
Other Debt Payable | Related Party
Capital Unit [Line Items]
Principal and accrued interest | $	$ 4,227,000
December 2023 Promissory Note
Capital Unit [Line Items]
Principal and accrued interest | $	$ 1,000,000
Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares outstanding (in shares)		50,510												54,737	54,737		50,510
Preferred stock, shares issued (in shares)		50,510												54,737	54,737		50,510
Warrant | Private Placement Warrants
Capital Unit [Line Items]
Shares available for resale under the amended underwriting agreement (in shares)																				4,333,333
Private Placement
Capital Unit [Line Items]
Issuance of Series A Penny Warrants | $			$ 5,100,000	$ 20,400,000
Private Placement | Common Stock
Capital Unit [Line Items]
Class A Common Stock issuable upon exercise of warrants (in shares)				4,000,000
Common Class A
Capital Unit [Line Items]
Percentage of common stock outstanding					1.50%
Par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		200,000,000						200,000,000	200,000,000	200,000,000				200,000,000	200,000,000		200,000,000	200,000,000	200,000,000
Common stock, issued (in shares)		18,199,586						16,647,529	16,647,529					20,199,586	20,199,586		18,199,586	16,647,529
Common stock, outstanding (in shares)		18,199,586						16,647,529	16,647,529					20,199,586	20,199,586		18,199,586	16,647,529
Number of shares of common stock issued for each common unit redeemed (in shares)		1												1	1		1
Class A Common Stock issuable upon exercise of warrants (in shares)	1,268,100
Common Class A | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)		18,199,586						16,647,529	16,647,529					20,199,586	20,199,586	17,892,021	18,199,586	16,647,529
Stock issued for services (in shares)						73,600				73,600
Common Class A | Common Stock | Underwriter
Capital Unit [Line Items]
Purchase of stock, reimbursement received | $							$ 18,000			$ 800,000									$ 800,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Capital Unit [Line Items]
Shares of Class A Common Stock issuable (in shares)		75,000					75,000		75,000		75,000
Stock sold, consideration received | $											$ 818,000
Exercise price (in dollars per share) | $ / shares											$ 10.9
Common Class A | Sale of Stock, Tranche One | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				15,545,274
Common Class A | Sale of Stock, Tranche Two | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				4,333,333
Common Class A | Sale of Stock, Tranche Three | Common Stock
Capital Unit [Line Items]
Maximum number of shares available for resale (in shares)																				59,930,000
Common Class A | Private Placement
Capital Unit [Line Items]
Par value (in dollars per share) | $ / shares				$ 0.0001
Class A Common Stock issuable upon exercise of warrants (in shares)				5,000,000
Common Class B
Capital Unit [Line Items]
Par value (in dollars per share) | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)		100,000,000						100,000,000	100,000,000	100,000,000				100,000,000	100,000,000		100,000,000	100,000,000	100,000,000
Common stock, issued (in shares)		59,930,000						59,930,000	59,930,000					59,930,000	59,930,000		59,930,000	59,930,000
Common stock, outstanding (in shares)		59,930,000						59,930,000	59,930,000					59,930,000	59,930,000		59,930,000	59,930,000
Number of shares of common stock issued for each common unit redeemed (in shares)														1	1
Number of shares of common stock cancelled for each common unit redeemed (in shares)		1															1
Common Class B | Common Stock
Capital Unit [Line Items]
Common stock, outstanding (in shares)		59,930,000						59,930,000	59,930,000					59,930,000	59,930,000	59,930,000	59,930,000	59,930,000
Common Class A Not Issued to Employees
Capital Unit [Line Items]
Treasury stock (in shares)		1,400												1,400	1,400		1,400
Series A Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)		25,000						25,000	25,000					25,000	25,000		25,000	25,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)		25,000						25,000	25,000					25,000	25,000		25,000	25,000
Preferred stock, shares issued (in shares)		25,000						25,000	25,000					25,000	25,000		25,000	25,000
Number of non-convertible redeemable preferred stock shares available (in shares)					25,000
Accretion of dividends payable | $															$ 662,000		$ 2,097,000
Dividends payable, amount per share (in dollars per share) | $ / shares		$ 83.88												$ 26.48	$ 26.48		$ 83.88
Amortization of discount on temporary equity | $															$ 345,000	$ 97,000	$ 1,162,000
Series A Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.0001
Initial stated value | $					$ 1,000
Minimum percentage of cash dividends declared on third dividend payment date					43.00%
Percentage of cash dividends on each subsequent dividend payment date					100.00%
Number of votes per share of preferred stock | Vote					1
Series A Preferred Stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate					10.00%
Series A Preferred Stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate					12.00%
Series A Preferred Stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate					14.00%
Series A Preferred Stock | Private Placement | Anniversary Period 4
Capital Unit [Line Items]
Dividend rate					16.00%
Series B Preferred Stock
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)		29,737						25,510	25,510					29,737	29,737		29,737	25,510
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares outstanding (in shares)		29,737						25,510	25,510					29,737	29,737		29,737	25,510
Preferred stock, shares issued (in shares)		29,737						25,510	25,510					29,737	29,737		29,737	25,510
Amortization of discount on temporary equity | $															$ 190,000		$ 314,000
Exercise price (in dollars per share) | $ / shares		$ 0.01															$ 0.01
Debt converted, shares issued (in shares)	4,227
Series B Preferred Stock | Previously Reported [Member]
Capital Unit [Line Items]
Preferred stock, shares authorized (in shares)		25,510															25,510
Preferred stock, shares outstanding (in shares)		25,510															25,510
Preferred stock, shares issued (in shares)		25,510															25,510
Series B Preferred Stock | Private Placement
Capital Unit [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
Number of non-convertible redeemable preferred stock shares available (in shares)				25,510
Initial stated value | $				$ 1,000
Minimum percentage of cash dividends declared on dividend payment date														50.00%
Percentage of cash dividends on each subsequent dividend payment date				100.00%
Conversion price (in dollars per share) | $ / shares				$ 5
Number of votes per share of preferred stock | Vote				1
Number of non-convertible redeemable preferred stock shares available (in shares)			5,102
Warrants unissued (in shares)			1,000,000
Class A Common Stock issuable upon exercise of warrants (in shares)				20,408
Series B Preferred Stock | Private Placement | Forecast
Capital Unit [Line Items]
Minimum percentage of cash dividends declared on dividend payment date												50.00%	100.00%
Series B Preferred Stock | Private Placement | Anniversary Period 1
Capital Unit [Line Items]
Dividend rate				12.00%
Series B Preferred Stock | Private Placement | Anniversary Period 2
Capital Unit [Line Items]
Dividend rate				16.00%
Series B Preferred Stock | Private Placement | Anniversary Period 3
Capital Unit [Line Items]
Dividend rate				20.00%